Note 5 - Fair Value of Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2018
Notes Tables
Investments Classified by Contractual Maturity Date [Table Text Block]
Total	<1 Year	1–3 Years	3–5 Years
$76,576,286	$29,716,134	$22,784,235	$24,075,917

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	As of September 30, 2018			As of March 31, 2018
	Level 1	Level 2	Total	Level 1	Level 2	Total
Money market funds	$5,774,385	$-	$5,774,385	$3,951,032	$-	$3,951,032
Corporate bonds	-	70,801,901	70,801,901	54,517,969	19,085,998	73,603,967
Total	$5,774,385	$70,801,901	$76,576,286	$58,469,001	$19,085,998	$77,554,999

Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	As of September 30, 2018				As of March 31, 2018
	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	$5,774,385	$-	$-	$5,774,385	$3,951,032	$-	$-	$3,951,032
Corporate bonds	72,122,677	-	(1,320,776)	70,801,901	74,853,327	-	(1,249,360)	73,603,967
Total	$77,897,062	$-	$(1,320,776)	$76,576,286	$78,804,359	$-	$(1,249,360)	$77,554,999

Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value [Table Text Block]
	Less Than 12 Months		12 Months or Greater		Total
	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses

As of September 30, 2018
Corporate bonds	$47,928,537	$(580,584)	$22,873,364	$(740,192)	$70,801,901	$(1,320,776)
Total	$47,928,537	$(580,584)	$22,873,364	$(740,192)	$70,801,901	$(1,320,776)

As of March 31, 2018
Corporate bonds	$61,731,248	$(1,003,849)	$9,072,719	$(245,511)	$70,803,967	$(1,249,360)
Total	$61,731,248	$(1,003,849)	$9,072,719	$(245,511)	$70,803,967	$(1,249,360)